Organization and nature of business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and nature of business	Organization and nature of business
Arcos Dorados Holdings Inc. (the “Company”) is a company limited by shares incorporated and existing under the laws of the British Virgin Islands. The Company’s fiscal year ends on the last day of December. The Company has through its wholly-owned Company Arcos Dorados Group B.V., a 100% equity interest in Arcos Dorados B.V. (“ADBV”).

On August 3, 2007 the Company, indirectly through its wholly-owned subsidiary ADBV, entered into a Stock Purchase Agreement and Master Franchise Agreements (“MFAs”) with McDonald’s Corporation pursuant to which the Company completed the acquisition of the McDonald’s business in Latin America and the Caribbean (“LatAm business”). See Note 4 for details. Prior to this acquisition, the Company did not carry out operations. The Company’s rights to operate and franchise McDonald’s-branded restaurants in the Territories, and therefore the ability to conduct the business, derive exclusively from the rights granted by McDonald’s Corporation in the MFAs through 2027. The initial term of the MFA for French Guyana, Guadeloupe and Martinique was ten years through August 2, 2017 with an option to extend the agreement for these territories for an additional period of ten years, through August 2, 2027. On July 20, 2016, the Company has exercised its option to extend the MFA for these three territories.

The Company, through ADBV’s wholly-owned and majority owned subsidiaries, operates and franchises McDonald’s restaurants in the food service industry. The Company has operations in twenty territories as follows: Argentina, Aruba, Brazil, Chile, Colombia, Costa Rica, Curacao, Ecuador, French Guyana, Guadeloupe, Martinique, Mexico, Panama, Peru, Puerto Rico, Trinidad and Tobago, Uruguay, the U.S. Virgin Islands of St. Croix and St. Thomas (USVI) and Venezuela. All restaurants are operated either by the Company’s subsidiaries or by independent entrepreneurs under the terms of sub-franchisee agreements (franchisees).

COVID - 19

On March 11, 2020, a novel virus known as COVID-19 was declared by the World Health Organization’s (WHO) as a pandemic, resulting in federal, state and local governments mandating various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders and advisories, curfews and quarantining of people who may have been exposed to the virus. In order to comply with these government measures, some of our markets closed all restaurants for a period of time, especially from the end of March through the middle of April 2020. During that period, approximately 50% of our entire restaurant footprint was fully closed. These limitations have significantly disrupted the Company’s business operations with a negative impact on the Company’s financial results, including a decline in revenues as well as cash from operations. However, starting in the middle of April 2020, we began steadily re-opening restaurants and were able to resume operating at least one sales channel, such as drive-thru, delivery and/or take away, in nearly all restaurants, as well as, the vast majority of our dessert centers by December 31, 2020.

In order to mitigate the impact on Company’s business, results of operations, financial conditions and outlook, the Company has implemented several cash preservation measures including, but not limited to, reducing costs and expenses, limiting capital expenditures and renegotiating terms and conditions with lessors and other suppliers of goods and services. The Company expects to continue with cash preservation measures while the environment remains dynamic. In addition, on July 6, 2020, the Company announced the cancellation of the two remaining cash dividend installments to be paid in August and December, 2020 and approved a stock dividend distributed on August, 2020. See note 23 for details. Moreover, McDonald’s granted the Company a deferral of all the royalty payments due related to sales in March, April, May, June and July 2020 until the first half of 2021; a reduction in the advertising and promotion spending requirements from 5% to 4% for the annual period 2020 and the withdrawal of the previously-approved 2020-2022 restaurant opening plan and reinvestment plan, agreeing in place of this obligation a plan for 2021 only. In addition, McDonald’s provided the Company with a growth support which is expected to result in a consolidated royalty effective rate of about 5.3% in 2021.See note 18 for details.

Furthermore, the Company had drawn short-term debt in most of its Territories, from March to September 2020, in order to maintain liquidity. Short-term debt was $136 million, $158.2 million, $11 million and $nil at the end of each quarter
COVID - 19 (continued)

during 2020. On September 11, 2020 the Company announced the issuance of $150 million aggregate principal amount of 2027 Notes. See Note 12 for further information. The proceeds from the aggregate 2027 Notes were used mainly to repay short-term indebtedness. As the cash flow from operations has been stabilized during the second quarter of the year and sequential sales recovery continue quarter by quarter, the Company does not expect significant increases in short-term debt. However, all short-term lines are available if needed. Additionally, in order to extend the maturity profile of the long-term debt, on September 15, 2020 the Company launched an offer to exchange any and all of the 2023 Notes for newly issued 2027 Notes. As a result of this exchange, the Company issued 2027 Notes for an aggregate principal amount of $138,354. See Note 12 for further information.

Additionally, the Company benefited from some government measures enacted in Latin America and the Caribbean to help companies deal with the economic fallout of the COVID-19 pandemic. Government measures include: modification of existing regulations to reduce workdays or tax costs, tax payment deferral and subsidies related to labor costs, among others. All subsidies granted were recognized on a systematic basis over the periods in which the related expenses were recorded, within “payroll and employee benefits” or “General and administrative expenses” in the consolidated statement of income. The Company fulfils all the terms and conditions required by the governments to maintain the benefits granted. Although as of December 31, 2020, some of the government measures continued in force, the Company cannot predict the extent or duration of current or forthcoming programs.
The Company believes in its ability to obtain the sources of liquidity and capital resources that are necessary in this challenging economic environment and also believes that its liquidity and capital resources, including working capital, are adequate for its present requirements and business operations and will be adequate to satisfy its currently anticipated requirements during at least the next twelve months for working capital, capital expenditures and other corporate needs.